Distribution Date:	10/18/21	BANK 2017-BNK7
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Investor Relations	(704) 374-6161	REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	5		301 South College Street, | Charlotte, NC 28288-0166
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	8	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	14-16		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 2)	17-19	Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	20		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Historical Detail	21		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Delinquency Loan Detail	22	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	23		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	24		PO Box 4839, | Greenwich, CT 06831
Specially Serviced Loan Detail - Part 2	25	Certificate Administrator	Wells Fargo Bank, N.A.
Modified Loan Detail	26		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	27		9062 Old Annapolis Road, | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	28	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	29		General Contact	(302) 636-4140
Supplemental Notes	30		1100 North Market St., | Wilmington, DE 19890

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	06541XAA8	1.984000%	32,602,000.00	1,598,533.87	778,085.94	2,642.91	0.00	0.00	780,728.85	820,447.93	30.85%	30.00%
A-2	06541XAB6	3.061000%	35,234,000.00	35,234,000.00	0.00	89,876.06	0.00	0.00	89,876.06	35,234,000.00	30.85%	30.00%
A-3	06541XAC4	3.092000%	44,439,000.00	44,439,000.00	0.00	114,504.49	0.00	0.00	114,504.49	44,439,000.00	30.85%	30.00%
A-SB	06541XAD2	3.265000%	50,058,000.00	50,058,000.00	0.00	136,199.48	0.00	0.00	136,199.48	50,058,000.00	30.85%	30.00%
A-4	06541XAE0	3.175000%	310,000,000.00	310,000,000.00	0.00	820,208.33	0.00	0.00	820,208.33	310,000,000.00	30.85%	30.00%
A-5	06541XAF7	3.435000%	334,853,000.00	334,853,000.00	0.00	958,516.71	0.00	0.00	958,516.71	334,853,000.00	30.85%	30.00%
A-S	06541XAJ9	3.748000%	144,141,000.00	144,141,000.00	0.00	450,200.39	0.00	0.00	450,200.39	144,141,000.00	18.00%	17.50%
B	06541XAK6	3.949000%	50,449,000.00	50,449,000.00	0.00	166,019.25	0.00	0.00	166,019.25	50,449,000.00	13.50%	13.13%
C	06541XAL4	4.045728%	38,918,000.00	38,918,000.00	0.00	131,209.70	0.00	0.00	131,209.70	38,918,000.00	10.03%	9.75%
D	06541XAV2	2.708000%	43,242,000.00	43,242,000.00	0.00	97,582.78	0.00	0.00	97,582.78	43,242,000.00	6.17%	6.00%
E	06541XAX8	3.239000%	23,063,000.00	23,063,000.00	0.00	62,250.88	0.00	0.00	62,250.88	23,063,000.00	4.11%	4.00%
F	06541XAZ3	3.239000%	11,531,000.00	11,531,000.00	0.00	31,124.09	0.00	0.00	31,124.09	11,531,000.00	3.09%	3.00%
G*	06541XBB5	3.239000%	34,594,180.00	34,594,180.00	0.00	90,050.46	0.00	0.00	90,050.46	34,594,180.00	0.00%	0.00%
R	06541XBF6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	06541XBD1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	N/A	4.045728%	60,690,746.32	59,058,984.94	40,951.89	198,938.82	0.00	0.00	239,890.71	59,018,033.05	0.00%	0.00%
Interest
Regular SubTotal			1,213,814,926.32	1,181,179,698.81	819,037.83	3,349,324.35	0.00	0.00	4,168,362.18	1,180,360,660.98

Notional Certificates
X-A	06541XAG5	0.765137%	807,186,000.00	776,182,533.87	0.00	494,904.87	0.00	0.00	494,904.87	775,404,447.93
X-B	06541XAH3	0.204681%	233,508,000.00	233,508,000.00	0.00	39,828.87	0.00	0.00	39,828.87	233,508,000.00
X-D	06541XAM2	1.337728%	43,242,000.00	43,242,000.00	0.00	48,205.03	0.00	0.00	48,205.03	43,242,000.00
X-E	06541XAP5	0.806728%	23,063,000.00	23,063,000.00	0.00	15,504.64	0.00	0.00	15,504.64	23,063,000.00
X-F	06541XAR1	0.806728%	11,531,000.00	11,531,000.00	0.00	7,751.98	0.00	0.00	7,751.98	11,531,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-G	06541XAT7	0.806728%	34,594,180.00	34,594,180.00	0.00	23,256.74	0.00	0.00	23,256.74	34,594,180.00
Notional SubTotal			1,153,124,180.00	1,122,120,713.87	0.00	629,452.13	0.00	0.00	629,452.13	1,121,342,627.93

Deal Distribution Total					819,037.83	3,978,776.48	0.00	0.00	4,797,814.31

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541XAA8	49.03177320	23.86620269	0.08106589	0.00000000	0.00000000	0.00000000	0.00000000	23.94726857	25.16557052
A-2	06541XAB6	1,000.00000000	0.00000000	2.55083329	0.00000000	0.00000000	0.00000000	0.00000000	2.55083329	1,000.00000000
A-3	06541XAC4	1,000.00000000	0.00000000	2.57666667	0.00000000	0.00000000	0.00000000	0.00000000	2.57666667	1,000.00000000
A-SB	06541XAD2	1,000.00000000	0.00000000	2.72083343	0.00000000	0.00000000	0.00000000	0.00000000	2.72083343	1,000.00000000
A-4	06541XAE0	1,000.00000000	0.00000000	2.64583332	0.00000000	0.00000000	0.00000000	0.00000000	2.64583332	1,000.00000000
A-5	06541XAF7	1,000.00000000	0.00000000	2.86249999	0.00000000	0.00000000	0.00000000	0.00000000	2.86249999	1,000.00000000
A-S	06541XAJ9	1,000.00000000	0.00000000	3.12333333	0.00000000	0.00000000	0.00000000	0.00000000	3.12333333	1,000.00000000
B	06541XAK6	1,000.00000000	0.00000000	3.29083332	0.00000000	0.00000000	0.00000000	0.00000000	3.29083332	1,000.00000000
C	06541XAL4	1,000.00000000	0.00000000	3.37143995	0.00000000	0.00000000	0.00000000	0.00000000	3.37143995	1,000.00000000
D	06541XAV2	1,000.00000000	0.00000000	2.25666667	0.00000000	0.00000000	0.00000000	0.00000000	2.25666667	1,000.00000000
E	06541XAX8	1,000.00000000	0.00000000	2.69916663	0.00000000	0.00000000	0.00000000	0.00000000	2.69916663	1,000.00000000
F	06541XAZ3	1,000.00000000	0.00000000	2.69916659	0.00000000	0.00000000	0.00000000	0.00000000	2.69916659	1,000.00000000
G	06541XBB5	1,000.00000000	0.00000000	2.60305231	0.09611443	1.65834224	0.00000000	0.00000000	2.60305231	1,000.00000000
R	06541XBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	06541XBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	N/A	973.11350611	0.67476333	3.27791026	0.00288347	0.05003662	0.00000000	0.00000000	3.95267359	972.43874278

Notional Certificates
X-A	06541XAG5	961.59067906	0.00000000	0.61312370	0.00000000	0.00000000	0.00000000	0.00000000	0.61312370	960.62673031
X-B	06541XAH3	1,000.00000000	0.00000000	0.17056748	0.00000000	0.00000000	0.00000000	0.00000000	0.17056748	1,000.00000000
X-D	06541XAM2	1,000.00000000	0.00000000	1.11477337	0.00000000	0.00000000	0.00000000	0.00000000	1.11477337	1,000.00000000
X-E	06541XAP5	1,000.00000000	0.00000000	0.67227334	0.00000000	0.00000000	0.00000000	0.00000000	0.67227334	1,000.00000000
X-F	06541XAR1	1,000.00000000	0.00000000	0.67227300	0.00000000	0.00000000	0.00000000	0.00000000	0.67227300	1,000.00000000
X-G	06541XAT7	1,000.00000000	0.00000000	0.67227320	0.00000000	0.00000000	0.00000000	0.00000000	0.67227320	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	2,642.91	0.00	2,642.91	0.00	0.00	0.00	2,642.91	0.00
A-2	09/01/21 - 09/30/21	30	0.00	89,876.06	0.00	89,876.06	0.00	0.00	0.00	89,876.06	0.00
A-3	09/01/21 - 09/30/21	30	0.00	114,504.49	0.00	114,504.49	0.00	0.00	0.00	114,504.49	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	136,199.48	0.00	136,199.48	0.00	0.00	0.00	136,199.48	0.00
A-4	09/01/21 - 09/30/21	30	0.00	820,208.33	0.00	820,208.33	0.00	0.00	0.00	820,208.33	0.00
A-5	09/01/21 - 09/30/21	30	0.00	958,516.71	0.00	958,516.71	0.00	0.00	0.00	958,516.71	0.00
X-A	09/01/21 - 09/30/21	30	0.00	494,904.87	0.00	494,904.87	0.00	0.00	0.00	494,904.87	0.00
X-B	09/01/21 - 09/30/21	30	0.00	39,828.87	0.00	39,828.87	0.00	0.00	0.00	39,828.87	0.00
X-D	09/01/21 - 09/30/21	30	0.00	48,205.03	0.00	48,205.03	0.00	0.00	0.00	48,205.03	0.00
X-E	09/01/21 - 09/30/21	30	0.00	15,504.64	0.00	15,504.64	0.00	0.00	0.00	15,504.64	0.00
X-F	09/01/21 - 09/30/21	30	0.00	7,751.98	0.00	7,751.98	0.00	0.00	0.00	7,751.98	0.00
X-G	09/01/21 - 09/30/21	30	0.00	23,256.74	0.00	23,256.74	0.00	0.00	0.00	23,256.74	0.00
A-S	09/01/21 - 09/30/21	30	0.00	450,200.39	0.00	450,200.39	0.00	0.00	0.00	450,200.39	0.00
B	09/01/21 - 09/30/21	30	0.00	166,019.25	0.00	166,019.25	0.00	0.00	0.00	166,019.25	0.00
C	09/01/21 - 09/30/21	30	0.00	131,209.70	0.00	131,209.70	0.00	0.00	0.00	131,209.70	0.00
D	09/01/21 - 09/30/21	30	0.00	97,582.78	0.00	97,582.78	0.00	0.00	0.00	97,582.78	0.00
E	09/01/21 - 09/30/21	30	0.00	62,250.88	0.00	62,250.88	0.00	0.00	0.00	62,250.88	0.00
F	09/01/21 - 09/30/21	30	0.00	31,124.09	0.00	31,124.09	0.00	0.00	0.00	31,124.09	0.00
G	09/01/21 - 09/30/21	30	53,898.51	93,375.46	0.00	93,375.46	3,325.00	0.00	0.00	90,050.46	57,368.99
RR Interest	09/01/21 - 09/30/21	30	2,852.14	199,113.82	0.00	199,113.82	175.00	0.00	0.00	198,938.82	3,036.76
Totals			56,750.65	3,982,276.48	0.00	3,982,276.48	3,500.00	0.00	0.00	3,978,776.48	60,405.75

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 30

Additional Information
Total Available Distribution Amount (1)	4,797,814.31
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,003,674.16	Master Servicing Fee	13,638.65
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,419.03
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	492.16
ARD Interest	0.00	Operating Advisor Fee	1,311.71
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	246.08
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,003,674.16	Total Fees	21,397.63

Principal		Expenses/Reimbursements
Scheduled Principal	819,037.83	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	819,037.83	Total Expenses/Reimbursements	3,500.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,978,776.48
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	819,037.83
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,797,814.31
Total Funds Collected	4,822,711.99	Total Funds Distributed	4,822,711.94

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,181,179,698.85	1,181,179,698.85	Beginning Certificate Balance	1,181,179,698.81
(-) Scheduled Principal Collections	819,037.83	819,037.83	(-) Principal Distributions	819,037.83
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,180,360,661.02	1,180,360,661.02	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,181,233,929.33	1,181,233,929.33	Ending Certificate Balance	1,180,360,660.98
Ending Actual Collateral Balance	1,180,416,759.49	1,180,416,759.49

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.04)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.04)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.05%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	16,783,451.38	1.42%	45	4.5250	NAP	Defeased	1	16,783,451.38	1.42%	45	4.5250	NAP
1,000,000 or less	1	739,056.65	0.06%	71	3.8400	1.050000	1.40 or less	26	365,585,621.50	30.97%	61	4.4482	0.735760
1,000,001 to 2,000,000	9	14,337,129.85	1.21%	71	3.8184	1.209767	1.41 to 1.50	2	22,618,029.61	1.92%	69	4.4510	1.461149
2,000,001 to 3,000,000	3	7,730,872.03	0.65%	71	4.0354	1.091060	1.51 to 1.75	7	61,190,525.47	5.18%	70	4.2114	1.653219
3,000,001 to 4,000,000	4	13,993,298.29	1.19%	71	4.1193	1.225653	1.76 to 2.00	5	191,445,240.58	16.22%	71	3.9523	1.873111
4,000,001 to 5,000,000	7	32,495,343.34	2.75%	69	4.4011	1.771953	2.01 to 2.25	2	79,084,699.51	6.70%	68	3.5245	2.228231
5,000,001 to 6,000,000	5	28,715,891.59	2.43%	70	4.3167	2.652047	2.26 to 2.50	9	213,451,629.97	18.08%	70	3.9879	2.374413
6,000,001 to 7,000,000	5	33,264,285.01	2.82%	71	3.9880	2.288357	2.51 to 2.75	4	59,824,562.10	5.07%	70	4.0870	2.634651
7,000,001 to 8,000,000	1	7,070,000.00	0.60%	70	4.1570	2.439100	2.76 to 3.00	4	23,526,900.90	1.99%	70	4.3005	2.932617
8,000,001 to 10,000,000	1	8,891,214.27	0.75%	71	4.6200	1.540000	3.01 or greater	5	146,850,000.00	12.44%	69	3.4589	6.414149
10,000,001 to 15,000,000	9	112,860,674.42	9.56%	70	4.2357	1.467005	Totals	65	1,180,360,661.02	100.00%	67	4.0672	2.238352
15,000,001 to 20,000,000	2	36,575,000.00	3.10%	70	4.2940	2.183725
20,000,001 to 30,000,000	3	74,176,752.62	6.28%	69	4.2897	1.836403
30,000,001 to 50,000,000	7	265,627,892.74	22.50%	57	3.9762	1.964350
50,000,001 to 70,000,000	4	257,099,798.83	21.78%	70	4.1859	3.316168
70,000,001 to 80,000,000	1	74,400,000.00	6.30%	68	3.4300	2.240700
80,000,001 to 100,000,000	1	85,600,000.00	7.25%	70	3.9200	2.358400
100,000,001 or greater	1	110,000,000.00	9.32%	71	3.9260	1.856800
Totals	65	1,180,360,661.02	100.00%	67	4.0672	2.238352
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	16,783,451.38	1.42%	45	4.5250	NAP
							Defeased	1	16,783,451.38	1.42%	45	4.5250	NAP
Alabama	1	4,795,151.43	0.41%	66	4.3600	1.984000
							Industrial	1	4,684,699.61	0.40%	70	5.0250	2.030200
Arizona	3	36,421,040.35	3.09%	70	4.2451	2.192232
							Lodging	5	142,388,595.91	12.06%	46	4.9851	0.244221
Arkansas	1	27,848,402.84	2.36%	70	4.3100	1.367300
							Mixed Use	2	123,055,708.93	10.43%	68	3.5089	2.153562
California	14	302,298,547.65	25.61%	71	4.2796	1.799216
							Multi-Family	24	247,836,554.59	21.00%	70	3.8517	1.671599
Colorado	1	6,250,000.00	0.53%	70	3.9640	1.791000
							Office	19	267,787,292.78	22.69%	70	4.0620	2.134136
Connecticut	1	25,000,000.00	2.12%	69	4.0878	2.681100
							Other	1	67,500,000.00	5.72%	69	3.2900	9.136000
Florida	2	39,153,325.91	3.32%	39	4.7599	1.281123
							Retail	21	259,458,730.29	21.98%	70	4.1760	1.881447
Illinois	1	85,600,000.00	7.25%	70	3.9200	2.358400
							Self Storage	8	50,865,628.40	4.31%	70	4.1628	2.656115
Indiana	3	15,645,367.27	1.33%	69	4.4294	1.433151
							Totals	82	1,180,360,661.02	100.00%	67	4.0672	2.238352
Kansas	16	65,785,689.56	5.57%	71	4.4500	1.332200

Louisiana	1	63,700,089.15	5.40%	70	3.9840	1.892900

Massachusetts	1	8,891,214.27	0.75%	71	4.6200	1.540000

Michigan	1	3,965,717.01	0.34%	70	4.5500	1.126900

New York	19	214,424,449.16	18.17%	69	3.4813	1.620543

North Carolina	2	43,641,022.48	3.70%	18	4.7810	0.246928

Pennsylvania	1	40,800,000.00	3.46%	71	3.8200	2.376300

South Carolina	3	14,357,229.09	1.22%	70	4.3921	2.370042

Tennessee	1	12,417,610.58	1.05%	69	4.7600	(1.199100)

Texas	7	48,361,425.67	4.10%	70	4.2279	2.161164

Washington	1	67,500,000.00	5.72%	69	3.2900	9.136000

Wisconsin	1	36,720,928.09	3.11%	69	4.1400	2.425600

Totals	82	1,180,360,661.02	100.00%	67	4.0672	2.238352

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	16,783,451.38	1.42%	45	4.5250	NAP	Defeased	1	16,783,451.38	1.42%	45	4.5250	NAP
	3.500% or less	4	228,400,000.00	19.35%	69	3.3582	4.254416	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	10	52,637,493.03	4.46%	70	3.6646	2.811979	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	16	366,181,330.25	31.02%	71	3.9165	2.061213	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	10	146,840,928.09	12.44%	70	4.1278	2.492391	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	11	180,270,862.36	15.27%	70	4.4129	1.465313	49 months or greater	64	1,163,577,209.64	98.58%	67	4.0606	2.245973
	4.501% to 4.750%	7	37,492,394.80	3.18%	70	4.6019	1.552780	Totals	65	1,180,360,661.02	100.00%	67	4.0672	2.238352
	4.751% to 5.000%	4	86,955,480.55	7.37%	30	4.8925	0.153018
	5.001% or greater	2	64,798,720.56	5.49%	71	5.1103	0.574076
	Totals	65	1,180,360,661.02	100.00%	67	4.0672	2.238352
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	16,783,451.38	1.42%	45	4.5250	NAP	Defeased	1	16,783,451.38	1.42%	45	4.5250	NAP
	57 months or less	2	69,856,964.65	5.92%	20	4.9115	0.314582	Interest Only	23	598,205,000.00	50.68%	70	3.7405	3.003015
58 months to 82 months		62	1,093,720,244.99	92.66%	70	4.0062	2.369332	240 months or less	1	3,965,716.91	0.34%	70	4.5500	1.126900
	83 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	2	18,794,511.48	1.59%	69	4.5021	0.207485
	Totals	65	1,180,360,661.02	100.00%	67	4.0672	2.238352	301 months to 420 months	32	490,984,974.95	41.60%	63	4.4683	1.333268
								421 months or greater	5	19,877,006.30	1.68%	70	3.7839	1.433554
								Other	1	31,750,000.00	2.69%	70	3.6365	3.951700
								Totals	65	1,180,360,661.02	100.00%	67	4.0672	2.238352
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	16,783,451.38	1.42%	45	4.5250	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	37,500,000.00	3.18%	68	3.4300	4.330000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	53	998,548,901.17	84.60%	66	4.0230	2.295717	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	10	127,528,308.47	10.80%	71	4.5407	1.243661
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	1,180,360,661.02	100.00%	67	4.0672	2.238352
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 30

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	453011574	1	MU	New York	NY	Actual/360	3.430%	212,660.00	0.00	0.00	N/A	06/09/27	--	74,400,000.00	74,400,000.00	10/09/21
1A	453011577	1				Actual/360	3.430%	107,187.50	0.00	0.00	N/A	06/09/27	--	37,500,000.00	37,500,000.00	10/09/21
2	300801671	1	OF	San Francisco	CA	Actual/360	3.926%	359,883.33	0.00	0.00	09/10/27	09/10/29	--	110,000,000.00	110,000,000.00	10/10/21
3	610940438	1	MF	Chicago	IL	Actual/360	3.920%	279,626.67	0.00	0.00	N/A	08/11/27	--	85,600,000.00	85,600,000.00	10/11/21
4	1749838	1	Various Overland Park		KS	Actual/360	4.450%	244,368.31	111,383.07	0.00	N/A	09/06/27	--	65,897,071.70	65,785,688.63	10/06/21
5	310926936	1	98	Seattle	WA	Actual/360	3.290%	185,062.50	0.00	0.00	N/A	07/11/27	--	67,500,000.00	67,500,000.00	10/11/21
6	300801660	1	RT	Baton Rouge	LA	Actual/360	3.984%	211,809.36	97,911.31	0.00	N/A	08/01/27	--	63,798,000.46	63,700,089.15	10/01/21
7	308740007	1	LO	Redondo Beach	CA	Actual/360	5.117%	256,726.08	91,430.62	0.00	N/A	09/01/27	--	60,205,451.67	60,114,021.05	10/01/21
8	1749690	1	MF	New York	NY	Actual/360	3.288%	134,260.00	0.00	0.00	N/A	09/01/27	--	49,000,000.00	49,000,000.00	10/01/21
9	310937397	1	RT	King of Prussia	PA	Actual/360	3.820%	129,880.00	0.00	0.00	N/A	09/11/27	--	40,800,000.00	40,800,000.00	10/11/21
10	310940885	1	LO	Raleigh	NC	Actual/360	4.940%	151,307.80	51,293.26	0.00	N/A	06/01/22	--	36,754,931.63	36,703,638.37	10/01/21
11	453011644	1	OF	Milwaukee	WI	Actual/360	4.140%	126,877.62	55,192.99	0.00	N/A	07/01/27	--	36,776,121.08	36,720,928.09	10/01/21
12	310940503	1	LO	Jacksonville	FL	Actual/360	4.880%	135,038.81	52,937.86	0.00	N/A	07/11/24	--	33,206,264.14	33,153,326.28	10/11/21
13	310941667	1	OF	Sunnyvale	CA	Actual/360	3.636%	96,215.73	0.00	0.00	N/A	08/06/27	--	31,750,000.00	31,750,000.00	10/06/21
14	310939867	1	RT	Conway	AR	Actual/360	4.310%	100,196.17	48,441.47	0.00	N/A	08/11/27	--	27,896,844.34	27,848,402.87	10/11/21
15	310939181	1	OF	Stamford	CT	Actual/360	4.088%	85,162.50	0.00	0.00	N/A	07/01/27	--	25,000,000.00	25,000,000.00	10/01/21
16	600940627	1	RT	San Jacinto	CA	Actual/360	4.500%	80,094.22	30,109.83	0.00	N/A	07/11/27	--	21,358,459.58	21,328,349.75	10/11/21
17	1749807	1	RT	Phoenix	AZ	Actual/360	4.120%	68,065.83	0.00	0.00	N/A	09/01/27	--	19,825,000.00	19,825,000.00	10/01/21
18	308740018	1	MF	Reno	NV	Actual/360	4.525%	63,394.54	28,360.97	0.00	N/A	07/01/25	--	16,811,812.35	16,783,451.38	10/01/21
19	300801635	1	MF	Richmond	CA	Actual/360	4.500%	62,812.50	0.00	0.00	N/A	07/01/27	--	16,750,000.00	16,750,000.00	10/01/21
20	1749779	1	MF	Dallas	TX	Actual/360	4.160%	50,700.00	0.00	0.00	N/A	07/01/27	--	14,625,000.00	14,625,000.00	10/01/21
21	1749498	1	RT	West Hollywood	CA	Actual/360	4.175%	49,578.13	0.00	0.00	N/A	08/01/27	--	14,250,000.00	14,250,000.00	10/01/21
22	1750091	1	MF	Garland	TX	Actual/360	3.990%	46,151.00	0.00	0.00	N/A	09/01/27	--	13,880,000.00	13,880,000.00	10/01/21
23	310938981	1	LO	Cordova	TN	Actual/360	4.760%	49,371.27	28,927.77	0.00	N/A	07/11/27	--	12,446,538.35	12,417,610.58	08/11/21
24	310939901	1	RT	Scottsdale	AZ	Actual/360	4.460%	46,523.74	21,558.30	0.00	N/A	05/11/27	--	12,517,599.06	12,496,040.76	10/11/21
25	308740025	1	SS	Oakland	CA	Actual/360	4.001%	40,843.54	0.00	0.00	N/A	09/01/27	--	12,250,000.00	12,250,000.00	10/01/21
26	1749903	1	MU	Woodland Hills	CA	Actual/360	4.300%	40,043.93	19,340.64	0.00	N/A	09/01/27	--	11,175,049.57	11,155,708.93	10/01/21
27	470105650	1	MF	Kew Gardens	NY	Actual/360	3.770%	36,005.54	12,444.33	0.00	N/A	08/01/27	--	11,460,650.58	11,448,206.25	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 14 of 30

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	308740028	1	RT	Dallas	TX	Actual/360	4.580%	39,515.16	15,209.97	0.00	N/A	08/01/27	--	10,353,317.87	10,338,107.90	10/01/21
29	470101210	1	MF	Boston	MA	Actual/360	4.620%	34,287.59	14,652.41	0.00	N/A	09/01/27	--	8,905,866.68	8,891,214.27	10/01/21
30	308740030	1	RT	Simpsonville	SC	Actual/360	4.000%	21,310.40	16,218.80	0.00	N/A	08/01/27	--	6,393,119.70	6,376,900.90	10/01/21
31	308740031	1	RT	Raleigh	NC	Actual/360	3.940%	22,812.86	10,696.30	0.00	N/A	09/01/27	--	6,948,080.41	6,937,384.11	10/01/21
32	300801654	1	SS	Plano	TX	Actual/360	4.157%	24,491.66	0.00	0.00	N/A	08/01/27	--	7,070,000.00	7,070,000.00	10/01/21
33	1749389	1	RT	Livermore	CA	Actual/360	4.245%	24,762.50	0.00	0.00	N/A	09/01/27	--	7,000,000.00	7,000,000.00	10/01/21
34	470105980	1	MF	New York	NY	Actual/360	3.780%	21,105.00	0.00	0.00	N/A	09/01/27	--	6,700,000.00	6,700,000.00	10/01/21
35	308740035	1	SS	Lafayette	CO	Actual/360	3.964%	20,645.83	0.00	0.00	N/A	08/01/27	--	6,250,000.00	6,250,000.00	10/01/21
36	308740036	1	SS	Lodi	CA	Actual/360	4.362%	21,810.00	0.00	0.00	N/A	08/01/27	--	6,000,000.00	6,000,000.00	10/01/21
37	300801662	1	SS	Tallahassee	FL	Actual/360	4.096%	20,480.00	0.00	0.00	N/A	08/01/27	--	6,000,000.00	6,000,000.00	10/01/21
38	1647604	1	MF	Indianapolis	IN	Actual/360	4.260%	19,793.56	9,757.97	0.00	N/A	08/01/27	--	5,575,649.56	5,565,891.59	10/01/21
39	300801664	1	SS	Placerville	CA	Actual/360	4.510%	22,174.17	0.00	0.00	N/A	09/01/27	--	5,900,000.00	5,900,000.00	10/01/21
40	410940787	1	RT	Indianapolis	IN	Actual/360	4.360%	19,075.00	0.00	0.00	N/A	08/11/27	--	5,250,000.00	5,250,000.00	10/11/21
42	470105440	1	MF	Long Beach	NY	Actual/360	3.750%	14,994.83	9,087.18	0.00	N/A	08/01/27	--	4,798,344.49	4,789,257.31	10/01/21
43	300801613	1	RT	Indianapolis	IN	Actual/360	4.700%	18,946.87	8,022.30	0.00	N/A	05/01/27	--	4,837,498.15	4,829,475.85	10/01/21
44	470105960	1	MF	Bronx	NY	Actual/360	3.790%	14,605.77	8,663.64	0.00	N/A	09/01/27	--	4,624,517.56	4,615,853.92	10/01/21
45	410939349	1	RT	Tuscaloosa	AL	Actual/360	4.360%	17,449.53	7,470.52	0.00	N/A	04/11/27	--	4,802,621.95	4,795,151.43	10/11/21
46	300801665	1	IN	Rock Hill	SC	Actual/360	5.025%	19,647.62	7,269.91	0.00	N/A	08/01/27	--	4,691,969.42	4,684,699.51	10/01/21
47	300801663	1	RT	Irwindale	CA	Actual/360	4.960%	19,378.08	7,340.90	0.00	N/A	08/01/27	--	4,688,246.22	4,680,905.32	10/01/21
48	410940710	1	RT	Saline	MI	Actual/360	4.550%	15,090.28	14,135.89	0.00	N/A	08/11/27	--	3,979,852.80	3,965,716.91	10/11/21
49	300801643	1	SS	Glendale	AZ	Actual/360	4.195%	14,332.92	0.00	0.00	N/A	08/01/27	--	4,100,000.00	4,100,000.00	10/01/21
50	470105750	1	MF	New York	NY	Actual/360	3.710%	10,854.00	6,658.25	0.00	N/A	09/01/27	--	3,510,727.30	3,504,069.05	10/01/21
51	470105550	1	MF	Mount Vernon	NY	Actual/360	3.900%	10,501.66	3,394.59	0.00	N/A	09/01/27	--	3,231,278.52	3,227,883.93	10/01/21
52	300801667	1	SS	Charleston	SC	Actual/360	4.251%	11,691.82	4,814.73	0.00	N/A	09/01/27	--	3,300,443.13	3,295,628.40	10/01/21
53	470105490	1	MF	Great Neck	NY	Actual/360	3.850%	8,301.18	4,825.45	0.00	N/A	08/01/27	--	2,587,379.71	2,582,554.26	10/01/21
54	470105410	1	MF	New York	NY	Actual/360	3.610%	8,122.50	0.00	0.00	N/A	09/01/27	--	2,700,000.00	2,700,000.00	10/01/21
55	600939932	1	RT	Various	TX	Actual/360	4.700%	9,604.85	3,983.46	0.00	N/A	09/11/27	--	2,452,301.23	2,448,317.77	10/11/21
56	470105820	1	MF	Freeport	NY	Actual/360	3.700%	5,696.44	3,509.22	0.00	N/A	09/01/27	--	1,847,492.94	1,843,983.72	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 15 of 30

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
57	470105470	1	MF	Brooklyn	NY	Actual/360	3.710%	5,606.09	1,995.54	0.00	N/A	08/01/27	--	1,813,291.34	1,811,295.80	10/01/21
58	470105570	1	MF	Yonkers	NY	Actual/360	3.750%	5,525.44	1,921.29	0.00	N/A	09/01/27	--	1,768,140.53	1,766,219.24	10/01/21
59	470106120	1	MF	New York	NY	Actual/360	3.750%	5,625.00	0.00	0.00	N/A	09/01/27	--	1,800,000.00	1,800,000.00	10/01/21
60	470105780	1	MF	Forest Hills	NY	Actual/360	3.770%	5,105.71	1,758.02	0.00	N/A	09/01/27	--	1,625,159.10	1,623,401.08	10/01/21
61	470104930	1	MF	Lawrence	NY	Actual/360	3.910%	5,539.17	0.00	0.00	N/A	08/01/27	--	1,700,000.00	1,700,000.00	10/01/21
62	470105800	1	MF	New York	NY	Actual/360	3.700%	4,272.33	2,631.91	0.00	N/A	09/01/27	--	1,385,619.96	1,382,988.05	10/01/21
63	470106040	1	MF	Brooklyn	NY	Actual/360	3.640%	3,919.54	2,477.00	0.00	N/A	09/01/27	--	1,292,156.86	1,289,679.86	10/01/21
64	410926097	1	RT	Carson	CA	Actual/360	4.690%	4,382.79	1,833.65	0.00	N/A	08/11/27	--	1,121,395.75	1,119,562.10	10/11/21
65	470105730	1	MF	Brooklyn	NY	Actual/360	3.840%	2,369.39	1,376.51	0.00	N/A	09/01/27	--	740,433.16	739,056.65	10/01/21
Totals								4,003,674.16	819,037.83	0.00				1,181,179,698.85	1,180,360,661.02
1 Property Type Codes
HC - Health Care		MU - Mixed Use			WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging			RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial			OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 16 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	176,389,397.20	86,702,333.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	23,490,924.57	11,455,709.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	13,192,177.75	5,756,331.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	22,533,590.58	10,288,223.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	42,024,643.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	29,967,967.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	5,578,860.00	2,408,477.00	10/01/19	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	1,072,821.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	4,008,305.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	139,860.41	(526,684.95)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	10,096,626.89	5,007,474.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	962,405.88	2,366,822.37	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	15,720,678.00	9,283,539.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,675,861.80	1,290,390.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	19,969,394.11	10,239,434.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	1,728,648.00	1,015,045.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	2,291,992.08	1,155,006.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1	1,284,960.95	643,339.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	1,389,298.00	745,053.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,071,322.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,430,976.35	744,109.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	338,804.00	(227,514.81)	01/01/21	03/31/21	--	0.00	0.00	78,161.30	156,492.51	0.00	0.00
24	1	910,104.01	453,628.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	1,184,776.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,121,789.14	495,537.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	848,383.00	952,721.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1	807,255.38	402,857.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	761,355.00	905,907.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	966,593.27	351,322.36	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	976,133.17	540,758.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	681,446.85	369,208.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	614,756.00	340,192.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	407,284.00	502,125.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	461,952.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	798,440.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	979,433.47	457,725.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	461,264.14	158,187.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	658,544.65	391,014.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	707,280.56	356,568.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	557,863.00	458,511.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	479,543.47	111,205.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	398,869.00	389,048.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	641,453.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	900,780.92	352,300.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	455,745.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	882,542.64	228,249.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	0.00	335,820.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	234,327.00	207,881.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	193,054.00	179,933.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	253,804.27	175,350.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	154,386.00	155,545.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	113,430.00	9,620.00	12/31/18	12/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	430,703.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	134,314.00	111,027.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	1	36,776.00	114,132.00	09/01/19	08/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	131,887.00	147,638.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1	76,079.00	46,563.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1	43,590.00	53,594.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1	66,194.00	84,130.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	82,174.00	59,464.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
63	1	(1,448.00)	114,937.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1	0.00	106,900.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	1	51,126.00	47,208.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		397,023,501.43	158,513,899.88				0.00	0.00	78,161.30	156,492.51	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	1	12,417,610.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.067194%	4.042829%	67
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.067467%	4.043094%	68
08/17/21	1	12,473,709.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.067715%	4.043334%	69
07/16/21	1	12,500,768.82	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.067962%	4.043574%	70
06/17/21	1	12,529,368.03	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.068230%	4.043834%	71
05/17/21	1	12,556,200.60	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.068474%	4.044071%	72
04/16/21	1	12,584,580.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.068740%	4.044329%	73
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.068981%	4.044563%	74
02/18/21	0	0.00	1	12,642,681.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.069291%	4.044863%	75
01/15/21	1	12,669,051.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.069529%	4.045094%	76
12/17/20	0	0.00	1	12,695,313.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.069766%	4.045324%	77
11/18/20	1	12,723,143.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.070025%	4.045575%	78
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
23	310938981 08/11/21		1	1	78,161.30	156,492.51	0.00	12,473,709.04	05/20/20	2
Totals					78,161.30	156,492.51	0.00	12,473,709.04

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		36,703,638	36,703,638	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		33,153,326	33,153,326	0		0
37 - 48 Months		16,783,451	16,783,451	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,093,720,245	1,081,302,634	12,417,611		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	1,180,360,661	1,167,943,050	12,417,611	0	0	0
Sep-21	1,181,179,699	1,181,179,699	0	0	0	0
Aug-21	1,181,932,932	1,169,459,223	12,473,709	0	0	0
Jul-21	1,182,683,285	1,170,182,516	12,500,769	0	0	0
Jun-21	1,183,493,726	1,170,964,358	12,529,368	0	0	0
May-21	1,184,238,110	1,171,681,910	12,556,201	0	0	0
Apr-21	1,185,042,796	1,172,458,215	12,584,581	0	0	0
Mar-21	1,185,781,256	1,185,781,256	0	0	0	0
Feb-21	1,186,706,953	1,174,064,272	0	12,642,681	0	0
Jan-21	1,187,439,044	1,174,769,993	12,669,051	0	0	0
Dec-20	1,188,168,337	1,175,473,024	0	12,695,313	0	0
Nov-20	1,188,958,474	1,176,235,330	12,723,144	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
23	310938981	12,417,610.58	12,473,709.04	19,600,000.00	04/04/17	(281,674.31)	(1.19910)	03/31/21	07/11/27	248
Totals		12,417,610.58	12,473,709.04	19,600,000.00		(281,674.31)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
23	310938981	LO	TN	05/20/20	2
Borrower has executed the pre-negotiation letter. Borrower expressed intention to bring the loan current. Special Servicer pursuing rights and remedies.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
7	308740007	1	61,231,056.24	5.11700%	61,143,998.97 5.11700%		10	09/30/20	10/01/20	09/11/20
10	310940885	1	37,416,728.81	4.94000%	37,416,728.81 4.94000%		10	07/23/20	06/01/20	08/11/20
12	310940503	1	33,989,402.94	4.88000%	33,989,402.94 4.88000%		10	04/21/20	05/11/20	06/11/20
Totals			132,637,187.99		132,550,130.72
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,500.00

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Supplemental Notes
Additional Info
Retained Available Cert Funds= $239,890.71

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